Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	June 30, 2025	December 31, 2024
	€m	€m
Cash and cash equivalents	266.6	403.3